Quaker Small-Cap Growth Tactical Allocation Fund
Quaker Small-Cap Growth Tactical Allocation Fund
INVESTMENT OBJECTIVES
The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 49 of the Fund’s Prospectus and in the “Shareholder Information” section on page 60 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quaker Small-Cap Growth Tactical Allocation Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quaker Small-Cap Growth Tactical Allocation Fund	Class A	Class C	Institutional Class
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	1.09%	1.09%	1.09%
Shareholder Servicing Fees	0.11%	0.11%	0.11%
Total Other Expenses	1.20%	1.20%	1.20%
Acquired Fund Fees	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	2.50%	3.25%	2.25%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Quaker Small-Cap Growth Tactical Allocation Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Class A	789	1,286	1,807	3,230
Class C	328	1,001	1,698	3,549
Institutional Class	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 441.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Fund’s investment sub-adviser, Van Den Berg Management I, Inc., dba Century Management (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

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Common Stocks.  The Fund invests at least 80% of the its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

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Growth Stocks.  The Fund invests in securities that include a broadly diversified number of equity securities, including U.S. securities and foreign securities traded on U.S. stock exchanges, which the Fund’s Sub-adviser believes show a high probability of superior prospects for above average growth.  These securities will have market capitalizations within the range of companies included in the Russell 2000® Growth Index.  The market capitalization of companies in the Russell 2000® Growth Index ranged from approximately $47.47 million to $4.81 billion as of September 30, 2013.

●	Foreign Securities. The Fund may invest in foreign securities traded on U.S. stock exchanges and ADRs.

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Exchange-Traded Funds.  Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

●	Short Sales. The Fund may invest up to 25% of its assets in short sales at any given time.

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Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

In selecting individual securities for the Fund’s portfolio, the Sub-adviser uses a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment, in particular, under this “bottom-up” approach, the Sub-adviser analyzes various factors such as capitalization illiquidity ratios (e.g., sales growth, earnings per share and internal profitability), momentum ratios (e.g., price, sales, earnings per share and cash flow), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

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Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Growth Stock Risk.  The Fund invests in companies that appear to be growth-oriented companies.  If the Fund’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Small-Cap Stock Risk.  The Fund invests in companies with small market capitalizations (generally less than $3.3 billion).  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, their stock prices have greater volatility than large company securities.

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Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar; accordingly, the Fund will be subject to the risks associated with fluctuations in currency values; although the Fund will only invest in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

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Exchange-Traded Fund Risk.  The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying fund shares.  Shareholders will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

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Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

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Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

PAST PERFORMANCE
The bar chart below displays the annual return of the Fund over the lifetime of the Fund.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Annual Total Returns - Class A Shares as of December 31, 2012

Highest Performing Quarter: 18.01% in 2nd quarter of 2009 Lowest Performing Quarter: -15.47% in 3rd quarter of 2011 The Fund’s cumulative year-to-date return through September 30, 2013 was 7.40%.
Average Annual Total Returns As Of December 31, 2012
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Average Annual Returns Quaker Small-Cap Growth Tactical Allocation Fund	1 Year	Lifetime	Inception Date
Class A	(3.25%)	1.05%	Sep. 30, 2008
Class C	1.65%	1.62%	Sep. 30, 2008
Institutional Class	2.61%	2.66%	Sep. 30, 2008
After Taxes on Distributions Class A	(3.25%)	(0.63%)
After Taxes on Distributions and Sale of Fund Shares Class A	(2.11%)	(0.06%)
Russell 2000® Growth Index	14.59%	8.26%